Expense Example {- Fidelity® Large Cap Core Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity® Large Cap Core Enhanced Index Fund - Fidelity Large Cap Core Enhanced Index Fund-Default
Mar. 18, 2022 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493